Part C - OTHER INFORMATION

ITEM 23 - EXHIBITS

(a)   Agreement and Declaration of Trust                    -1

(b)   By-laws                                               -1

(c)   Instruments Defining Rights of Securities Holders
       (1)Articles of Incorporation                         -1
       (2)Articles Supplementary                            -Included

(d)   Investment Advisory Contracts                         -Included

(e)   Underwriting Contract
       (1)Distribution Agreement                            -6

(f)   Bonus or Profit Sharing Contracts                     -N/A

(g)   Custodian Agreements                                  -6

(h)   Other Material Contracts
       (1)Transfer Agency Agreement                         -6
       (2)Fund Accounting Agreement                         -6

(i)   Legal Opinion                                         -Included

(j)   Other Opinions
      Consent of Accountants                                -6

(k)   Omitted Financial Statements                          -N/A

(l)   Initial Capital Agreements
       (1)Articles of Incorporation                         -1

(m)   Rule 12b-1 Plan                                       -Included

(n)   Financial Data Schedule
       (1)Value & Growth Portfolio Financial Statements     -Included
       (2)Mid-Cap Focus Portfolio                           -Included

(o)   Rule 18f-3 Plan                                       -N/A


        1. Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on August 22nd, 1995.

        2. Incorporated by reference from Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on May 28th, 1996.

        3. Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on August 13th, 1996.

        4. Incorporated by reference from Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on February 5th, 1997.

        5. Incorporated by reference from Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on November 26th, 1997.

	  6. Incorporated by reference from Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on November 30th, 1998.

Item 24. Persons Controlled by or Under Common Control with the Fund

None

Item 25. Indemnification

The information on indemnification is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's
Registration Statement.

Item 26. Business and Other Connections of the Investment Adviser

Information regarding the business, profession, vocation or employment of a substantial nature that each director, officer, and partner of the Registrant and Advisor is involved with or has been involved in over the last two years is listed in the Prospectus under the heading, "Who Runs the Funds?" and in the Statement of Additional Information under the headings, "Directors and Officers", and "Investment Advisor."

All other information regarding the Advisor is incorporated by reference to its Form ADV as amended:

	First Austin Capital Management, Inc.	File No. 801-31075


Item 27. Principal Underwriters

Other than the Registrant, the Principal Underwriter for the Fund also is the Principal Underwriter for the following investment companies:

Homestate Funds
Potomac Funds
Badgley Funds
Brazos Funds
Golf Associated Funds

Information regarding the Principal Underwriter, including compensation is included under the heading, "Distribution of the Funds" in the Statement of Additional Information.

Note: On 11/1/98, the Registrant changed distributors to Rafferty Capital
Markets.

Rafferty Capital Markets, Inc.
550 Mamaroneck Avenue
Harrison, NY  10528


Item 28. Location of Accounts and Records

The following entities prepare, maintain and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request:


Transfer Agent, Fund Accountant, and Custodian

Firstar Trust Company
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202

Distributor

Rafferty Capital Markets, Inc.
550 Mamaroneck Avenue
Harrison, NY  10528


Item 29. Management Services

Not Applicable

Item 30. Undertakings

None